Going Concern (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Net loss	$ (459,704)	$ (525,393)
Working capital deficit	(2,150,000)
Cash on hand	20,000
Private Placement [Member]
Proceeds from private offering of preference shares	$ 70,000